Related Parties and Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties and Related-Party Transactions

12. Related Parties and Related-Party Transactions

On October 16, 2014, the Company entered into a collaboration agreement with Adimab, LLC. The Company’s co-founder has a direct ownership interest in Adimab, LLC. The Company recorded research and development expense of $0 million and $0.5 in connection with this agreement during six months ended June 30, 2020 and 2019, respectively.

On September 18, 2017, the Company entered into a software license and services agreement with StackWave, LLC. A former employee of the Company is the co-founder and has a direct ownership interest in StackWave, LLC. The Company recorded capitalized software of $0.2 million and $0.7 million for the six months ended June 30, 2020 and 2019, respectively.

14. Related Parties and Related-Party Transactions

On October 16, 2014, the Company entered into a collaboration agreement with Adimab, LLC.

The Company’s co-founder has a direct ownership interest in Adimab, LLC. The Company recorded $1.5 million and $0 in research and development expense related to Adimab, LLC for the years ended December 31, 2019 and 2018, respectively.

On September 18, 2017, the Company entered into a software license and services agreement with StackWave, LLC. An employee of the Company is the co-founder and has a direct ownership interest in StackWave, LLC. The Company recorded software expense of $20,000 and $37,000 in general and administration expense related to StackWave, LLC for the years ended December 31, 2019 and 2018, respectively. The Company also recorded capitalized software of $0.1 and $0.3 related to StackWave, LLC for the years ended December 31, 2019 and 2018, respectively.